Form N-CSR Cover	12 Months Ended
Dec. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	To add auditor's logo to their letter.
Registrant Name	Volumetric Fund, Inc.
Current Fiscal Year End	--12-31
Entity Central Index Key	0000792394
Document Period End Date	Dec. 31, 2025